New and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2019
New and amended standards and interpretations
Schedule of adjustments due to initial application of standards

	December 31, 2018	Adjustment upon adoption	January 1, 2019
EURm		of IFRS 16
ASSETS
Right-of-use assets	–	975	975
Other non-current financial assets	373	15	388
Non-current assets	21 246	990	22 236
Other current financial assets	243	16	259
Current assets	18 266	16	18 282
Total assets	39 517	1 006	40 523
SHAREHOLDERS' EQUITY AND LIABILITIES
Accumulated deficit	(1 062)	4	(1 058)
Total equity	15 371	4	15 375
Long-term lease liabilities	–	800	800
Deferred tax liabilities	350	1	351
Provisions	572	(17)	555
Non-current liabilities	10 042	784	10 826
Short-term lease liabilities	–	266	266
Accrued expenses, deferred revenue and other liabilities	3 940	(28)	3 912
Provisions	855	(20)	835
Current liabilities	14 104	218	14 322
Total shareholders' equity and liabilities	39 517	1 006	40 523

Schedule of reconciliation of IAS 17 operating leases to IFRS 16 lease liability

EURm
IAS 17 operating lease commitment disclosed as of December 31, 2018	1 099
Effect of discounting	(83)
Discounted IAS 17 operating lease commitment as at January 1, 2019	1 016
Add
Lease extension options reasonably certain to be exercised	266
Non-lease components included in the lease liability	41
Less
Leases where commencement date is after January 1, 2019	(238)
Lease commitments related to short-term leases	(21)
Other	2
IFRS 16 lease liability recognized as of January 1, 2019	1 066